Intangible Assets - Crypto Assets - Schedule of Changes in the Carrying Amount of Crypto Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Opening balance/fair value
Additions – Bitcoins received, at receipt-date fair value	9,139,950
Change in fair value, net	(1,422,490)
Closing balance/fair value	$ 7,717,460